Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 8 - Related Party Transactions

During the twelve months ended December 31, 2011 and 2010, the Company paid rent of $2,400 and $2,400, respectively, for its office in Barbados to a company with a director in common.

During the twelve months ended December 31, 2011 and 2010, the company paid $35,500 and $24,000, in management fees respectively to officers of the company.

Convertible Promissory Notes Payable

In 2009, the Company issued two convertible promissory notes totalling $296,960. One note at 10% interest rate per annum and the other note at 7% interest per annum with one of its shareholder. Each promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of $296,960 of the proceeds which is equal to the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. The promissory notes are due on demand and unsecured. The Company accrued interest expenses of $20,048 and $18,137 for the years ended December 31, 2011 and 2010, respectively. At December 31, 2011, one of convertible promissory notes totalling $96,960 has been repaid. The other convertible promissory note has a remaining principal balance of $168,744 at December 31, 2011.

In 2010, the Company issued an additional convertible promissory note of $350,000 at 7% interest rate per annum to the same shareholder. The promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of $350,000 of the proceeds, which is equal to the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. The promissory note is due on demand and unsecured. The Company accrued interest expenses of $24,500 and $8,189 for the year ended December 31, 2011 and 2010, respectively.

Amortization of the debt discount expenses of $350,000 and $296,960 were recorded during the years ended December 31, 2010 and 2009, respectively.

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 09	96,960	24,793	121,753	121,753	-
May 08 09	200,000	37,088	237,088	68,247	168,841
Aug 31 10	350,000	32,689	382,689	-	382,689

	$646,960	$94,570	$741,530	$190,000	$551,530

General Security Agreement

On April 16, 2011, the Company entered into a General Security Agreement with a lender of the Company. The agreement was registered on May 23, 2011 in favor of the lender to provide security for the outstanding notes payable made to the Company by the lender. New terms for the loans were established whereby the repayable amounts are set out as follows:

c.       Monthly interest and principal minimum payment of $10,000 shall commence beginning June 1, 2011 and shall be paid monthly thereafter

d.      The entire loan amount outstanding shall be repaid on the earlier of

iv)     At the option of the Company, at any time after November 2011

v)      36 months from the date of April 16, 2011

vi)     The date of demand by the shareholder in the event of the occurrence of an event of default under this agreement or change in the business of the Company

As at December 31, 2011, the Company has repaid the lender an aggregate of principal and interest totaling $190,000.